******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04521
Reporting Period: 07/01/2003 - 06/30/2004
T. Rowe Price State Tax-Free Income Trust


                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-4521

                   T. Rowe Price State Tax-Free Income Trust
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               (Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland  21202
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(Address of principal executive offices)

                                Stephen V. Booth
                             100 East Pratt Street
                           Baltimore, Maryland 21202
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 345-4762

Date of fiscal year end:   2/28

Date of reporting period:   7/1/03 to 6/30/04

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price State Tax-Free Income Trust

By (Signature and Title)  /s/ Stephen V. Booth
                              Stephen V. Booth, Vice-President
Date   August 11, 2004


======================== FLORIDA INTERMEDIATE TAX-FREE =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================== GEORGIA TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

==================== MARYLAND SHORT-TERM TAX-FREE BOND FUND ====================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= MARYLAND TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= MARYLAND TAX-FREE MONEY FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

======================== NEW JERSEY TAX-FREE BOND FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= NEW YORK TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= NEW YORK TAX-FREE MONEY FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========================= VIRGINIA TAX-FREE BOND FUND ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.